Equipment Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of maturities of partnership's equipment notes payable

The future maturities of the Partnership’s equipment notes payable at December 31, 2013 are as follows:

Years ending December 31,
2014	$3,549,741
2015	2,668,240
2016	1,675,292
2017	608,524
2018	39,542
$8,541,339

SQN AIF IV, GP LLC [Member]
Schedule of maturities of partnership's equipment notes payable

The future maturities of the Fund’s equipment notes payable at December 31, 2013 are as follows:

Years ending December 31,
2014	$3,549,741
2015	2,668,240
2016	1,675,292
2017	608,524
2018	39,542
$8,541,339